FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Linkage of Monetary Items) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 3,250	$ 10,436	$ 4,255	$ 10,587
Total assets	40,905	38,906
Current liabilities:
Current maturities of long-term loans	4,479	4,479
Accounts payable and accruals:
Trade	3,493	5,583
Other	538	0
Non-current liabilities
Long-term loans, net of current maturities	4,460	8,958
Total liabilities	17,560	25,445
Dollar [Member]
Current assets:
Cash and cash equivalents	973	9,428
Short term bank deposits	16,683	9,126
Other receivables	338	819
Total assets	17,994	19,373
Current liabilities:
Current maturities of long-term loans	4,479	4,479
Accounts payable and accruals:
Trade	1,993	3,549
Other	781	1,636
Non-current liabilities
Long-term loans, net of current maturities	4,460	8,958
Total liabilities	11,713	18,622
Net asset value	6,281	751
NIS [Member]
Current assets:
Cash and cash equivalents	1,974	955
Short term bank deposits	943	0
Other receivables	72	568
Total assets	2,989	1,523
Current liabilities:
Current maturities of long-term loans	0	0
Accounts payable and accruals:
Trade	206	933
Other	962	1,495
Non-current liabilities
Long-term loans, net of current maturities	0	0
Total liabilities	1,168	2,428
Net asset value	1,821	(905)
Other currencies [Member]
Current assets:
Cash and cash equivalents	303	53
Short term bank deposits	0	0
Other receivables	0	91
Total assets	303	144
Current liabilities:
Current maturities of long-term loans	0	0
Accounts payable and accruals:
Trade	1,294	1,101
Other	0	0
Non-current liabilities
Long-term loans, net of current maturities	0	0
Total liabilities	1,294	1,101
Net asset value	$ (991)	$ (957)